Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Operating Financial Information for Reportable Segments

The following table provides operating financial information for our two reportable segments:

	(dollars in millions)
2015	Wireless	Wireline	Total Segments

External Operating Revenues
Service revenue	$70,305	$-	$70,305
Equipment	16,924	-	16,924
Other	4,294	-	4,294

Consumer retail	-	12,696	12,696
Small business	-	1,744	1,744

Mass Markets	-	14,440	14,440

Strategic services	-	7,803	7,803
Core	-	4,245	4,245

Global Enterprise	-	12,048	12,048

Global Wholesale	-	4,301	4,301
Other	-	338	338
Intersegment revenues	157	967	1,124

Total operating revenues	91,680	32,094	123,774

Cost of services	7,803	18,816	26,619
Wireless cost of equipment	23,119	-	23,119
Selling, general and administrative expense	21,805	7,256	29,061
Depreciation and amortization expense	8,980	6,543	15,523

Total operating expenses	61,707	32,615	94,322

Operating income (loss)	$29,973	$(521)	$29,452

Assets	$185,405	$78,305	$263,710
Plant, property and equipment, net	40,911	41,044	81,955
Capital expenditures	11,725	5,049	16,774

	(dollars in millions)
2014	Wireless	Wireline	Total Segments

External Operating Revenues
Service revenue	$72,555	$-	$72,555
Equipment	10,957	-	10,957
Other	4,021	-	4,021

Consumer retail	-	12,168	12,168
Small business	-	1,829	1,829

Mass Markets	-	13,997	13,997

Strategic services	-	8,021	8,021
Core	-	4,781	4,781

Global Enterprise	-	12,802	12,802

Global Wholesale	-	4,520	4,520
Other	-	527	527
Intersegment revenues	113	947	1,060

Total operating revenues	87,646	32,793	120,439

Cost of services	7,200	19,413	26,613
Wireless cost of equipment	21,625	-	21,625
Selling, general and administrative expense	23,602	7,394	30,996
Depreciation and amortization expense	8,459	6,817	15,276

Total operating expenses	60,886	33,624	94,510

Operating income (loss)	$26,760	$(831)	$25,929

Assets	$160,333	$76,629	$236,962
Plant, property and equipment, net	38,276	50,318	88,594
Capital expenditures	10,515	5,750	16,265

		(dollars in millions)
2013	Wireless	Wireline	Total Segments

External Operating Revenues
Service revenue	$68,973	$-	$68,973
Equipment	8,096	-	8,096
Other	3,851	-	3,851

Consumer retail	-	11,499	11,499
Small business	-	1,909	1,909

Mass Markets	-	13,408	13,408

Strategic services	-	7,903	7,903
Core	-	5,486	5,486

Global Enterprise	-	13,389	13,389

Global Wholesale	-	4,781	4,781
Other	-	484	484
Intersegment revenues	103	992	1,095

Total operating revenues	81,023	33,054	114,077

Cost of services	7,295	19,399	26,694
Wireless cost of equipment	16,353	-	16,353
Selling, general and administrative expense	23,176	7,737	30,913
Depreciation and amortization expense	8,202	7,101	15,303

Total operating expenses	55,026	34,237	89,263

Operating income (loss)	$25,997	$(1,183)	$24,814

Assets	$146,356	$84,512	$230,868
Plant, property and equipment, net	35,932	51,885	87,817
Capital expenditures	9,425	6,229	15,654

Summary of Reconciliation of Segment Operating Revenues

A reconciliation of the reportable segment operating revenues to consolidated operating revenues is as follows:

		(dollars in millions)
Years Ended December 31,	2015	2014	2013

Operating Revenues
Total reportable segments	$123,774	$120,439	$114,077
Corporate and other	3,738	2,106	1,666
Reconciling items:
Impact of divested operations (Note 2)	5,280	5,625	5,954
Eliminations	(1,172)	(1,091)	(1,147)

Consolidated operating revenues	$131,620	$127,079	$120,550

Summary of Reconciliation of Segment Operating Income

A reconciliation of the total of the reportable segments’ operating income to consolidated Income before provision for income taxes is as follows:

		(dollars in millions)
Years Ended December 31,	2015	2014	2013

Operating Income
Total reportable segments	$29,452	$25,929	$24,814
Corporate and other	(1,720)	(1,217)	(1,025)
Reconciling items:
Severance, pension and benefit credits (charges) (Note 11)	2,256	(7,507)	6,232
Gain on spectrum license transactions (Note 2)	254	707	278
Impact of divested operations (Note 2)	2,818	2,021	1,669
Other costs	-	(334)	-

Consolidated operating income	33,060	19,599	31,968
Equity in (losses) earnings of unconsolidated businesses	(86)	1,780	142
Other income and (expense), net	186	(1,194)	(166)
Interest expense	(4,920)	(4,915)	(2,667)

Income Before Provision for Income Taxes	$28,240	$15,270	$29,277

Summary of Reconciliation of Segment Assets
A reconciliation of the total of the reportable segments’ assets to consolidated assets is as follows:
	(dollars in millions)
At December 31,	2015	2014

Assets
Total reportable segments	$263,710	$236,962
Corporate and other	205,476	191,190
Eliminations	(225,011)	(196,043)

Total consolidated	$244,175	$232,109